DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2024
Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the three and six-month periods ended June 30, 2024, and 2023.

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2024	2023	2024	2023
Depreciation and amortization	$191	$57	$386	$112
Transportation and distribution	50	48	101	97
Compensation	38	18	73	35
Operations and maintenance	37	18	79	36
Cost of inventory	—	1	2	3
Other	13	7	27	13
Total	$329	$149	$668	$296